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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:        December 31, 2008
                                                ----------------------------
Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TBP Investments Management, LLC
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Address:   260 Preston Commons West
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           8117 Preston Road
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           Dallas, Texas 75225
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Form 13F File Number: 28- 12876
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert L. Stillwell
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Title:     Manager
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Phone:     (214) 265-4165
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Signature, Place, and Date of Signing:

    /s/ Robert L. Stillwell             Dallas, TX          February 17, 2009
--------------------------------   --------------------   ----------------------
          (Signature)                 (City, State)             (Date)

Report Type ( Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1      28-10378        BP Capital Management, L.P.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
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Form 13F Information Table Entry Total:            11
                                          -------------------
Form 13F Information Table Value Total:          33,798       (thousands)
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

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                          COLUMN 2              COLUMN 4            COLUMN 5            COLUMN 6   COLUMN 7         COLUMN 8
        COLUMN 1          TITLE OF   COLUMN 3    VALUE      SHRS OR                    INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER         CLASS      CUSIP     (X1000)    PRN AMT   SH/PRN  PUT/CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
------------------------  --------  ---------  ----------  --------  ------  --------  ----------  --------  -------  ------  ----
CHESAPEAKE ENERGY CORP      COM     165167107       2,183   135,000    SH      N/A        SOLE        -      135,000    0       0
DENBURY RESOURCES INC     COM NEW   247916208       2,348   215,000    SH      N/A        SOLE        -      215,000    0       0
FLUOR CORP NEW              COM     343412102       7,179   160,000    SH      N/A        SOLE        -      160,000    0       0
FOSTER WHEELER LTD        SHS NEW   G36535139       2,104    90,000    SH      N/A        SOLE        -       90,000    0       0
OCCIDENTAL PETE CORP DEL    COM     674599105       3,599    60,000    SH      N/A        SOLE        -       60,000    0       0
SANDRIDGE ENERGY INC        COM     80007P307         830   135,000    SH      N/A        SOLE        -      135,000    0       0
SCHLUMBERGER LTD            COM     806857108       4,233   100,000    SH      N/A        SOLE        -      100,000    0       0
SHAW GROUP INC              COM     820280105       1,637    80,000    SH      N/A        SOLE        -       80,000    0       0
SUNCOR ENERGY INC           COM     867229106       4,680   240,000    SH      N/A        SOLE        -      240,000    0       0
TRANSOCEAN INC NEW          SHS     G90073100       1,654    35,000    SH      N/A        SOLE        -       35,000    0       0
XTO ENERGY INC              COM     98385X106       3,351    95,000    SH      N/A        SOLE        -       95,000    0       0